Registration Nos. 2-11101

811-00242

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 175	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 105	☒

(Check appropriate box or boxes.)

NATIXIS FUNDS TRUST II

(Exact Name of Registrant as Specified in Charter)

399 Boylston Street,

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip Code)

(617) 449-2810

Registrant’s Telephone Number, including Area Code

Copy to:

Coleen Downs Dinneen, Esq. NGAM Distribution, L.P. 399 Boylston Street Boston, Massachusetts 02116	John M. Loder, Esq. Ropes & Gray 800 Boylston Street Boston, Massachusetts 02119
(Name and Address of Agent for Service)

Approximate Date of Public Offering

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NATIXIS FUNDS TRUST II

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 175 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 19th day of April, 2013.

NATIXIS FUNDS TRUST II

By:	/s/ David L. Giunta
David L. Giunta
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ David L. Giunta David L. Giunta	President, Chief Executive Officer and Trustee	April 19, 2013

/s/ Michael C. Kardok Michael C. Kardok	Treasurer	April 19, 2013

Charles D. Baker* Charles D. Baker	Trustee	April 19, 2013

Robert J. Blanding* Robert J. Blanding	Trustee	April 19, 2013

Daniel M. Cain* Daniel M. Cain	Trustee	April 19, 2013

Kenneth A. Drucker* Kenneth A. Drucker	Trustee	April 19, 2013

Edmond J. English* Edmond J. English	Trustee	April 19, 2013

John T. Hailer* John T. Hailer	Trustee	April 19, 2013

Wendell J. Knox* Wendell J. Knox	Trustee	April 19, 2013

Martin T. Meehan* Martin T. Meehan	Trustee	April 19, 2013

Sandra O. Moose* Sandra O. Moose	Trustee, Chairperson of the Board	April 19, 2013

Erik R. Sirri* Erik R. Sirri	Trustee	April 19, 2013

Peter J. Smail* Peter J. Smail	Trustee	April 19, 2013

Cynthia L. Walker* Cynthia L. Walker	Trustee	April 19, 2013

*By:	/s/ Coleen Downs Dinneen
Coleen Downs Dinneen
Attorney-In-Fact [1]
April 19, 2013

[1]

Powers of Attorney for Robert J. Blanding, Daniel M. Cain, John T. Hailer and Sandra O. Moose are incorporated by reference to exhibit (q) to PEA No. 124 to the Registration Statement filed on December 2, 2004. Power of Attorney for Cynthia L. Walker is incorporated by reference to exhibit (q)(2) to PEA No. 128 to the Registration Statement filed on January 30, 2006. Power of Attorney for Kenneth A. Drucker is incorporated by reference to exhibit (q)(4) to PEA No. 136 to the Registration Statement filed on July 17, 2008. Power of Attorney for Wendell J. Knox is incorporated by reference to exhibit (q)(4) to PEA No. 143 to the Registration Statement filed on July 15, 2009. Power of Attorney for Erik Sirri is incorporated by reference to exhibit (q)(5) to PEA No. 146 to the Registration Statement filed on March 1, 2010. Power of Attorney for Peter Smail is incorporated by reference to exhibit (q)(6) to PEA No. 146 to the Registration Statement filed on March 1, 2010. Power of Attorney for Charles D. Baker is incorporated by reference to exhibit (q)(7) to PEA No. 154 to the Registration Statement filed on February 25, 2011. Power of Attorney for Martin T. Meehan is incorporated by reference to exhibit (q)(9) to PEA No. 169 to the Registration Statement filed on October 17, 2012. Power of Attorney for Edmond J. English is incorporated by reference to exhibit (1) to PEA No. 171 to the registration Statement filed on January 18, 2013.

Natixis Funds Trust II

Exhibit Index

Exhibits for Item 28 of Form N-1A

Exhibit	Exhibit Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase